Related Parties (Details) - Schedule of Five-Year Consulting Services Agreement - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Itiel Kaplan [Member] | CEO [Member]
Related Parties (Details) - Schedule of Five-Year Consulting Services Agreement [Line Items]
Annual Salary/Fees	$ 292,000	$ 250,000
Annual Expense Reimbursement	108,000	50,000
Annual Bonus	100,000	100,000
Ilanit Halperin [Member] | CFO [Member]
Related Parties (Details) - Schedule of Five-Year Consulting Services Agreement [Line Items]
Annual Salary/Fees	72,000	72,000
Annual Expense Reimbursement
Annual Bonus